Subsequent Events (Details)	1 Months Ended
Feb. 29, 2020
Subsequent Event [Member]
Subsequent Events (Textual)
Board approved grants, descriptions	The Company's issued, with the approval of its Board of Directors, 279,000 RSUs to certain employees and officers out of which 40,000 RSUs are subject to the approval of the shareholders. Such RSUs have vesting schedules of up to four years, commencing as of the date of grant.